Shareholders' Equity (Details) - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Shareholders' Equity
Subscribed number of shares	1,503	9,220
Share Capital
Shareholders' Equity
Shares granted		500
Issued and outstanding	11,223
Management Incentive Plan
Shareholders' Equity
Vesting period	5 years